SHARE-BASED COMPENSATION Shares Authorized by Exercise Price Range (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Sharebased Compensation Arrangement By Exercise Price Range [Abstract]
Weighted Average Remaining Contractual Life (in years)	6 years 7 months 6 days
Aggregate Intrinsic Value - Options outstanding	$ 13,088
Number Exercisable (in shares)	200
Weighted Average Remaining Contractual Life (in years)	4 years 9 months 18 days
Weighted Average Exercise Price (in dollars per share)	$ 92
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 13,088
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	507
Aggregate instrinsic value of options [Abstract]
Share Price	$ 103.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,080	1,097
Outstanding, Weighted Average option Exercise Price	$ 118	$ 94
Range of Exercise Prices - $40.01 - $50.00
Sharebased Compensation Arrangement By Exercise Price Range [Abstract]
Minimum price of options outstanding in the period (in dollars per share)	40.01
Maximum price of options outstanding, end of the period (in dollars per share)	$ 50.00
Number Outstanding (in shares)	210
Weighted Average Remaining Contractual Life (in years)	1 year
Weighted Average Exercise Price (in dollars per share)	$ 41
Aggregate Intrinsic Value - Options outstanding	$ 13,088
Number Exercisable (in shares)	210
Weighted Average Remaining Contractual Life (in years)	1 year
Weighted Average Exercise Price (in dollars per share)	$ 41
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 13,088
Range of Exercise Prices $100.00 - $110.00
Sharebased Compensation Arrangement By Exercise Price Range [Abstract]
Minimum price of options outstanding in the period (in dollars per share)	$ 100.00
Maximum price of options outstanding, end of the period (in dollars per share)	$ 110.00
Number Outstanding (in shares)	311
Weighted Average Remaining Contractual Life (in years)	7 years
Weighted Average Exercise Price (in dollars per share)	$ 110
Aggregate Intrinsic Value - Options outstanding	$ 0
Number Exercisable (in shares)	177
Weighted Average Remaining Contractual Life (in years)	7 years
Weighted Average Exercise Price (in dollars per share)	$ 110
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 0
Range of Exercise Prices - $110.01 - $150.00
Sharebased Compensation Arrangement By Exercise Price Range [Abstract]
Minimum price of options outstanding in the period (in dollars per share)	$ 110.01
Maximum price of options outstanding, end of the period (in dollars per share)	$ 150.00
Number Outstanding (in shares)	319
Weighted Average Remaining Contractual Life (in years)	8 years 9 months 18 days
Weighted Average Exercise Price (in dollars per share)	$ 143
Aggregate Intrinsic Value - Options outstanding	$ 0
Number Exercisable (in shares)	40
Weighted Average Remaining Contractual Life (in years)	8 years 3 months 18 days
Weighted Average Exercise Price (in dollars per share)	$ 136
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 0
Range of Exercise Prices - $150.01 & over
Sharebased Compensation Arrangement By Exercise Price Range [Abstract]
Minimum price of options outstanding in the period (in dollars per share)	$ 150.01
Number Outstanding (in shares)	240
Weighted Average Remaining Contractual Life (in years)	8 years
Weighted Average Exercise Price (in dollars per share)	$ 161
Aggregate Intrinsic Value - Options outstanding	$ 0
Number Exercisable (in shares)	80
Weighted Average Remaining Contractual Life (in years)	8 years
Weighted Average Exercise Price (in dollars per share)	$ 161
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 0